Cover Statement	May 04, 2022
Entity Information [Line Items]
Amendment Flag	false
Title of 12(b) Security	Common stock, $0.01 par value per share
Entity Incorporation, State or Country Code	MD
Entity File Number	001-36007
Document Type	8-K/A
Document Period End Date	May 02, 2022
Entity Registrant Name	PHYSICIANS REALTY TRUST
Entity Tax Identification Number	46-2519850
Entity Address, Address Line One	309 N. Water Street, Suite 500
Entity Address, City or Town	Milwaukee
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53202
City Area Code	414
Local Phone Number	367-5600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Trading Symbol	DOC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001574540